OPPENHEIMER INTERNATIONAL BOND FUND
                Supplement dated January 17, 2001 to the
                    Prospectus dated January 17, 2001

      Class N shares of Oppenheimer International Bond Fund are not currently being offered for sale.









                                                              PS0880.001